4. CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Interest and debt expense	$ (304,330)	$ (573,782)
Amortization of deferred financing costs	27,641	144,683
Proceeds from convertible notes payable	577,460	0
Unamortized debt discount	774,011	27,641
Convertible notes payable balance	519,200	500,139
Loss on debt conversion	(558,198)	0
Convertible Debt [Member]
Interest and debt expense	81,102	52,778
Amortization of debt discounts	27,641	372,550
Amortization of deferred financing costs	192,798	144,683
Interest expense debt	301,541	570,011
Beneficial conversion feature		$ 287,647
November 2014 10% Convertible Notes
Notes converted into common stock, value	80,000
November 2014 10% Convertible Notes | Second Amendment [Member]
Debt face amount	$ 691,811
Number of securities that warrants may convert to	30,000
Stated interest rate	10.00%
Common stock purchase price	$ 5.00
Loss on debt conversion	$ (536,889)
Extension fee expense	80,000
November 2014 10% Convertible Notes | Second Amendment [Member] | Fair value of prior warrants [Member]
Loss on debt conversion	(287,676)
November 2014 10% Convertible Notes | Second Amendment [Member] | Beneficial conversion feature [Member]
Loss on debt conversion	(325,206)
November 2014 10% Convertible Notes | Second Amendment [Member] | Debt discount [Member]
Loss on debt conversion	$ 75,993
November 2014 10% Convertible Notes | Third Amendment [Member]
Debt maturity date	Jul. 01, 2018
Conversion price	$ 3.00
Beneficial conversion feature	$ 233,748
Loss on debt conversion	58,691
December 2016 10% Convertible Notes [Member]
Debt face amount	$ 680,400
Number of securities that warrants may convert to	127,575
Stated interest rate	10.00%
Debt maturity date	Jul. 01, 2018
Proceeds from convertible notes payable	$ 600,000
Conversion price	$ 4.00
Common stock purchase price	$ 4.50
Unamortized debt discount	$ 498,648
Legal fees	22,500
Bank fees	40
Convertible notes payable balance	181,752
December 2016 10% Convertible Notes [Member] | Fair Value of Warrants [Member]
Deferred finance costs	102,940
Unamortized debt discount	232,718
December 2016 10% Convertible Notes [Member] | Beneficial conversion feature [Member]
Unamortized debt discount	262,718
December 2016 10% Convertible Notes [Member] | Original Issue Discount [Member]
Unamortized debt discount	50,400
December 2016 10% Convertible Notes [Member] | Due Diligence Fee [Member]
Unamortized debt discount	$ 30,000